                      SUPPLEMENT DATED JANUARY 7, 2005 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The adviser for the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares and the AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares has contractually agreed to waive a portion of its management fees for the Portfolios, effective January 1, 2005 through December 31, 2009. Accordingly, the following is added on page B-3 of Appendix B:

Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, after any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                                Total
                                                                                              Underlying
                                                     Management 12b-1 Administrative  Other   Portfolio
                                                        Fees    Fees     Expenses    Expenses  Expenses
--------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------
  AIM V.I Aggressive Growth Fund -- Series I Shares     0.75%    N/A       N/A         0.35%     1.10%
  AIM V.I. Blue Chip Fund -- Series I Shares            0.70     N/A       N/A         0.38      1.08

Please refer to the underlying prospectus and any prospectus supplements for the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares and the AIM Variable Insurance Funds -- AIM V.I. Blue Chip
Fund -- Series I Shares for additional information.